SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

Note 11. SUBSEQUENT EVENTS

The Company evaluates events that have occurred after the balance sheet date but before the consolidated financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the consolidated financial statements other than as set forth below.

On February 3, 2014, the Company entered into a consulting agreement (the "Consulting Agreement") with Knight Global Services, LLC ("Knight Global") pursuant to which the Company retained Knight Global to assist the Company with increasing awareness of its electronic cigarette brands as well as assisting the Company to expand and diversify its relationships with large retailers and national chains.

Knight Global is a wholly owned subsidiary of Knight Global, LLC of which Ryan Kavanaugh is an investor and principal. Knight Global serves as the family office for Mr. Kavanaugh. Mr. Kavanaugh is the Founder and Chief Executive Officer of Relativity, a next-generation media company engaged in multiple aspects of entertainment, including film production; financing and distribution; television; sports management; music publishing; and digital media.

Under the terms of the Consulting Agreement, the Company has issued to Mr. Kavanaugh 400,000 shares of its common stock of which 50,000 shares have vested immediately while the remaining 350,000 shares will vest in installments of 50,000 shares per quarterly period beginning on the 90th day following February 3, 2014 and each ensuing quarterly period thereafter so long as the Consulting Agreement has not been terminated and during each quarterly period Knight Global has presented the Company with a minimum of six (6) bona fide opportunities for activities specified in the Consulting Agreement that are intended to increase awareness of the Company's electronic cigarettes. In addition, during the term of the Consulting Agreement, which is 2 years, and during an 18-month post-termination period, the Company has agreed to pay Knight Global commissions payable in cash equal to 6% of "net sales" (as defined in the Consulting Agreement) of its products to retailers introduced by Knight Global and to retailers with which the Company has existing relationships and with which Knight Global is able, based on its verifiable efforts, to increase net sales of the Company's products.

Mr. Kavanaugh will join the Company's Board of Directors within five (5) business after this report is filed with the SEC.

The Consulting Agreement is terminable by the Company between 181 days and 364 days after February 3, 2014 if Knight Global is not performing the consulting services in accordance with the terms of the Consulting Agreement subject to the Company providing Knight Global with written notice of non-performance and Knight Global having a 30-day cure period to cure such non-performance. In the event of such termination, in addition to delivering previously vested shares and commission payments due and owing Knight Global, 50,000 of the unvested shares subject to quarterly vesting as described above shall automatically vest and be delivered by the Company to Mr. Kavanaugh and Knight Global shall be entitled to commission payments during the 18-month post-termination period.

The Consulting Agreement is terminable by Knight Global, at any time, and the Company, after the termination period described in the preceding paragraph, for a material uncured breach of the Consulting Agreement, provided that the terminating party has provided the other party with written notice of material breach and a 30-day cure period (or longer under certain circumstances if the breach is not curable within such 30-day period and such party has initiated curative action within such 30-day period and thereafter diligently and continuously pursues such curative action until the breach has been cured). A breach by either party is not deemed to be material unless it causes economic harm to the other party. If the terminating party desires to terminate the Consulting Agreement after the notice and cure period on the basis that the other party has not cured the breach then the terminating party, within 30 days following expiration of the cure period, is required to initiate arbitration in the Delaware Court of Chancery to determine whether the other party has materially breached the Consulting Agreement.